UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):
	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Arbor Capital Management, LLC
Address:	One Financial Plaza
		120 S. Sixth St., Ste. 1000
		Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	1/1/2006
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	1,147,840

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RESPIRATORY THERAPUTICS  COM              00635P107    27535   677200 SH       SOLE                   508800            168400
ADEZA BIOMEDICAL CORP          COM              006864102    27826  1321900 SH       SOLE                   992200            329700
ADVISORY BOARD CO              COM              00762W107    22367   469200 SH       SOLE                   352200            117000
AKAMAI TECHNOLOGIES            COM              00971T101    34981  1755200 SH       SOLE                  1317700            437500
ALLION HEALTHCARE INC          COM              019615103    10388   891700 SH       SOLE                   669700            222000
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108     5802   433000 SH       SOLE                   327200            105800
AMERICAN MEDICAL SYSTEMS HOLDI COM              02744M108    11563   648500 SH       SOLE                   486700            161800
ANGIODYNAMICS INC              COM              03475V101    14409   564400 SH       SOLE                   423700            140700
ARTHROCARE CORP                COM              043136100    34146   810300 SH       SOLE                   608000            202300
BIO-REFERENCE LABS INC         COM              09057G602    12116   644100 SH       SOLE                   483500            160600
BJ's RESTAURANTS, INC.         COM              09180c106    11473   501900 SH       SOLE                   376800            125100
BLUE NILE INC                  COM              09578R103    15769   391200 SH       SOLE                   293600             97600
BRIGHT HORIZONS FAMILY SOLUTIO COM              109195107    18564   501054 SH       SOLE                   376308            124746
CH ROBINSON WORLDWIDE INC.     COM              12541W209     5655   152704 SH       SOLE                   114904             37800
CITI TRENDS INC                COM              17306X102    18583   435300 SH       SOLE                   327400            107900
COLDWATER CREEK INC            COM              193068103     5850   191600 SH       SOLE                   143800             47800
COLOR KINETICS INC             COM              19624P100    11390   791500 SH       SOLE                   593900            197600
CONCUR TECHNOLOGIES INC        COM              206708109    16125  1251000 SH       SOLE                   938500            312500
CORPORATE EXECUTIVE BRD CO     COM              21988R102    17111   190760 SH       SOLE                   143160             47600
COSTAR GROUP INC               COM              22160N109    19556   453000 SH       SOLE                   340000            113000
CRA INTERNATIONAL INC          COM              12618T105    12585   263900 SH       SOLE                   198300             65600
CYBERSOURCE CORP.              COM              23251J106     6663  1009600 SH       SOLE                   766500            243100
DATATRAK INTERNATIONAL INC.    COM              238134100     9907   991672 SH       SOLE                   748500            243172
DEALERTRAK HOLDINGS INC        COM              242309102     6762   322300 SH       SOLE                   241700             80600
DSW INC.                       COM              23334L102    21453   818200 SH       SOLE                   614200            204000
ENCORE CAP GROUP INC           COM              292554102    11637   670700 SH       SOLE                   503300            167400
ERESEARCHTECHNOLOGY INC COM    COM              29481V108    13231   876200 SH       SOLE                   657500            218700
ESSEX CORP                     COM              296744105      852    50000 SH       SOLE                    37900             12100
FACTSET RESH SYS INC           COM              303075105    13235   321549 SH       SOLE                   241299             80250
FORMFACTOR INC                 COM              346375108    22454   919100 SH       SOLE                   690200            228900
GAIAM INC-CLASS A              COM              36268Q103     7017   519400 SH       SOLE                   389300            130100
GSI COMMERCE INC               COM              36238G102     6117   405400 SH       SOLE                   304400            101000
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108    28351  1308900 SH       SOLE                   982800            326100
HITTITE MICROWAVE              COM              43365Y104    15383   664800 SH       SOLE                   499900            164900
HPL TECHNOLOGIES               COM              40426C105        8    25427 SH       SOLE                    25427
ID SYSTEMS INC                 COM              449489103     7181   301100 SH       SOLE                   226100             75000
INTRALASE CORP                 COM              461169104    10942   613700 SH       SOLE                   461200            152500
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205    18797   439800 SH       SOLE                   330200            109600
JAMDAT MOBILE INC              COM              47023T100     6855   257900 SH       SOLE                   195500             62400
KENEXA CORP                    COM              488879107     1920    91000 SH       SOLE                    69000             22000
KYPHON INC                     COM              501577100    22089   541000 SH       SOLE                   405900            135100
LECG CORP                      COM              523234102     6297   362300 SH       SOLE                   275600             86700
LIFE TIME FITNESS INC.         COM              53217R207    18218   478300 SH       SOLE                   359100            119200
LIFECELL CORPORATION           COM              531927101    38776  2036539 SH       SOLE                  1528739            507800
LIFELINE SYSTEMS INC           COM              532192101     2168    59300 SH       SOLE                    43300             16000
LIVEPERSON INC                 COM              538146101    14254  2540900 SH       SOLE                  1907700            633200
LOJACK CORPORATION             COM              539451104     7915   328000 SH       SOLE                   246400             81600
MATRIA HEALTHCARE INC          COM              576817209    17812   459550 SH       SOLE                   345600            113950
MCCORMICK & SCHMICK'S SEAFOOD  COM              579793100    10368   459800 SH       SOLE                   345900            113900
NEKTAR THERAPEUTICS            COM              640268108    12942   786300 SH       SOLE                   590500            195800
NEUROMETRIX INC                COM              641255104     9679   354800 SH       SOLE                   266500             88300
NEUSTAR, INC.                  COM              64126X201    38080  1248930 SH       SOLE                   937830            311100
NUVASIVE INC.                  COM              670704105     6244   345000 SH       SOLE                   259500             85500
O REILLY AUTOMOTIVE INC        COM              686091109    21764   679900 SH       SOLE                   510500            169400
OPENWAVE SYSTEMS INC           COM              683718308    15075   862900 SH       SOLE                   648900            214000
PEETS COFFEE & TEA INC.        COM              705560100    12252   403700 SH       SOLE                   303100            100600
POWER INTEGRATIONS INC         COM              739276103    14317   601300 SH       SOLE                   452000            149300
PROVIDENCE SVC CORP            COM              743815102    17536   609100 SH       SOLE                   457300            151800
RACKABLE SYSTEMS INC           COM              750077109     8857   311000 SH       SOLE                   233700             77300
RESMED INC                     COM              761152107    23415   611200 SH       SOLE                   458900            152300
RIGHTNOW TECHNOLOGIES INC      COM              76657R106    23514  1273800 SH       SOLE                   956900            316900
SALIX PHARMACEUTICALS LTD      COM              795435106    12441   707700 SH       SOLE                   539100            168600
SIRF TECHNOLOGY HOLDINGS INC   COM              82967H101    13660   458400 SH       SOLE                   343900            114500
SPECTRANETICS CORP             COM              84760C107     7523   668700 SH       SOLE                   501900            166800
STAMPS.COM INC                 COM              852857200    23981  1044472 SH       SOLE                   784072            260400
TEXAS ROADHOUSE INC            COM              882681109    15251   980800 SH       SOLE                   736300            244500
TOWER GROUP INC.               COM              891777104    17839   811600 SH       SOLE                   609200            202400
TURBOCHEF TECHNOLOGIES INC     COM              900006206     6433   448000 SH       SOLE                   336600            111400
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    43440  2277900 SH       SOLE                  1710500            567400
USANA HEALTH SCIENCES INC      COM              90328M107    11880   309700 SH       SOLE                   231800             77900
VASCO DATA SECURITY INTL       COM              92230Y104    17941  1819600 SH       SOLE                  1365600            454000
VOCUS INC                      COM              92858J108     5744   552800 SH       SOLE                   417300            135500
VOLCOM INC                     COM              92864N101    16692   490800 SH       SOLE                   369500            121300
WEBSITE PROS INC.              COM              94769V105     8283   952100 SH       SOLE                   714700            237400
WITNESS SYSTEMS INC            COM              977424100    16924   860396 SH       SOLE                   645996            214400
ZUMIEZ INC                     COM              989817101    25673   594000 SH       SOLE                   446100            147900